Legal, competition and regulatory matters (Narrative) (Details) £ in Millions	1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended					48 Months Ended
	Mar. 31, 2018 GBP (£)	Nov. 30, 2017 GBP (£)	Jan. 31, 2017 GBP (£)	Feb. 28, 2016 GBP (£)	Sep. 30, 2013 GBP (£)	Oct. 31, 2008 GBP (£)	Dec. 31, 2017 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£) lawsuits	Dec. 31, 2012 GBP (£)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 GBP (£)	Nov. 30, 2008 GBP (£)	Apr. 25, 2008 GBP (£)
Investigations into certain advisory services agreements and other matters and civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								Barclays Bank PLC entered into two advisory services agreements with Qatar Holding LLC (Qatar Holding) in June and October 2008 (the Agreements). The FCA commenced an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings). The existence of the June 2008 advisory services agreement was disclosed, but the entry into the advisory services agreement in October 2008 and the fees payable under the Agreements, which amounted to a total of £322m payable over a period of five years, were not disclosed in the announcements or public documents relating to the Capital Raisings. The SFO also commenced an investigation into the Agreements and into a $3bn loan (the Loan) provided by Barclays Bank PLC in November 2008 to the State of Qatar.
Service agreement fees payable						£ 322.0
Advisory service fees payable, term						5 years
Loans to government															£ 3,000.0
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. PCP has made a claim against Barclays Bank PLC for damages of up to £1,477m plus interest and costs. This amount does not necessarily reflect Barclays Bank PLC’s potential financial exposure if a ruling were to be made against it in that matter.
SFO Proceedings [member]
Disclosure of contingent liabilities [line items]
Information about contingent liabilities that disclosure is not practicable								In June 2017, the SFO charged Barclays PLC with two offences of conspiring with certain former senior officers and employees of Barclays to commit fraud by false representations relating to the Agreements and one offence of unlawful financial assistance contrary to section 151 of the Companies Act 1985 in relation to the Loan. In February 2018, the SFO also charged Barclays Bank PLC with the same offence in respect of the Loan. In May 2018, the Crown Court dismissed all charges against Barclays PLC and Barclays Bank PLC. In July 2018, the SFO made an application to the High Court seeking to reinstate against Barclays PLC and Barclays Bank PLC all of the charges dismissed by the Crown Court. Barclays intends to defend the application brought by the SFO.
FCA Proceedings and other investigations [Member]
Disclosure of contingent liabilities [line items]
Loss contingency, Financial penalty warning					£ 50.0
Civil action [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In January 2016, PCP Capital Partners LLP and PCP International Finance Limited (PCP) served a claim on Barclays Bank PLC seeking damages for fraudulent misrepresentation and deceit, arising from alleged statements made by Barclays Bank PLC to PCP in relation to the terms on which securities were to be issued to potential investors, allegedly including PCP, in the November 2008 capital raising. PCP seeks damages of up to £1,477m (plus interest from November 2017) and costs. Barclays Bank PLC is defending the claim and trial is scheduled to commence in October 2019.
Loss Contingency, Damages Sought, claimed amounts, Value		£ 1,477.0
Investigations into LIBOR and other benchmarks [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2012, Barclays Bank PLC announced that it had reached settlements with the Financial Services Authority (FSA) (as predecessor to the FCA), the US Commodity Futures Trading Commission (CFTC) and the DoJ in relation to their investigations concerning certain benchmark interest rate submissions, and Barclays Bank PLC paid total penalties of £290m. The settlement with the DoJ was made by entry into a Non-Prosecution Agreement (NPA) which has now expired. Barclays PLC, Barclays Bank PLC and Barclays Capital Inc. (BCI) have reached settlements with certain other regulators and law enforcement agencies. Barclays Bank PLC continues to respond to requests for information from the SFO in relation to its ongoing LIBOR investigation, including in respect of Barclays Bank PLC. The investigation by the prosecutor’s office in Trani, Italy also remains pending.
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Losses on litigation settlements												£ 290.0
USD LIBOR Cases in MDL Court [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes before a single judge in the US District Court in the Southern District of New York (SDNY) (MDL Court).
Information about contingent liabilities that disclosure is not practicable								Aside from the settlements discussed above, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Number of lawsuits with specified damages sought | lawsuits											5
USD LIBOR Cases in MDL Court [Member] | Lawsuits with specified damages sought [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value												£ 1,250.0
USD LIBOR Cases in MDL Court [Member] | Exchange-Based Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								£ 20.0
USD LIBOR Cases in MDL Court [Member] | OTC Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								120.0
USD LIBOR Cases in MDL Court [Member] | Debt Securities Class claims [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								7.1
USD LIBOR Cases in MDL Court [Member] | Issued loans linked to USD LIBOR [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements								£ 4.0
EURIBOR Case in the SDNY [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements											£ 94.0
Foreign Exchange investigations [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2015 Barclays reached settlements with the CFTC, the DoJ, the New York State Department of Financial Services (NYDFS), the Board of Governors of the Federal Reserve System (Federal Reserve) and the FCA (together, the 2015 Resolving Authorities) in relation to investigations into certain sales and trading practices in the Foreign Exchange market. In connection with these settlements, Barclays paid total penalties of approximately $2.38bn and agreed to undertake certain remedial actions.
Information about contingent liabilities that disclosure is not practicable								Aside from the settlements discussed above, and a provision of £240m recognised in Q417, it is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have on Barclays’ operating results, cash flows or financial position in any particular period.
Losses on litigation settlements											2,380.0
Number of years probation			3 years
Provisions recognised							£ 240.0
Foreign Exchange investigations [Member] | Fines settlement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			£ 650.0
Foreign Exchange investigations [Member] | Violation of NPA [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements			£ 60.0
Foreign Exchange investigations [Member] | Disgorgement and restitution settlement [member]
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value								£ 12.9
Civil actions in respect of Foreign Exchange [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								Following settlement of certain investigations referred to above in ‘Foreign Exchange Investigations’ a number of individuals and corporates in a range of jurisdictions have threatened or brought civil actions against Barclays and other banks in relation to Foreign Exchange or may do so in future. Certain of these cases have been dismissed or have been settled subject to final approval from the relevant court (and in the case of class actions, the right of class members to opt out of the settlement and to seek to file their own claims).
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of any further financial impact of the actions described above on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Consolidated FX Action [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements											384.0
Civil actions in respect of ISDAFIX [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2014, a number of ISDAFIX related civil actions were filed in the SDNY on behalf of proposed class of plaintiffs, alleging that Barclays Bank PLC, a number of other banks and one broker violated the Antitrust Act and several state laws by engaging in a conspiracy to manipulate the USD ISDAFIX. In 2016, Barclays Bank PLC and BCI entered into a settlement agreement with plaintiffs to resolve the consolidated action and paid $30m, fully resolving all ISDAFIX-related claims that were or could have been brought by the class. The court entered an order granting final approval of the settlement in June 2018.
Civil actions in respect of ISDAFIX [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements										£ 30.0
US residential and commercial mortgage-related activity and litigation [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								There have been various investigations and civil litigation relating to secondary market trading of US residential mortgage-backed securities (RMBS) and US commercial mortgage-backed securities (CMBS).
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of any further financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Losses on litigation settlements								£ 2,000.0
US residential and commercial mortgage-related activity and litigation [Member] | United States Residential Mortgages [Member] | Government sponsored enterprises [Member] | RMBS Repurchase Requests [Member]
Disclosure of contingent liabilities [line items]
Revenue														£ 200.0
US residential and commercial mortgage-related activity and litigation [Member] | United States Residential Mortgages [Member] | Other customers [Member] | RMBS Repurchase Requests [Member]
Disclosure of contingent liabilities [line items]
Revenue														3,000.0
US residential and commercial mortgage-related activity and litigation [Member] | Private-label securitisations [Member]
Disclosure of contingent liabilities [line items]
Revenue														39,000.0
US residential and commercial mortgage-related activity and litigation [Member] | Other private-label securitisations [Member]
Disclosure of contingent liabilities [line items]
Revenue														34,000.0
US residential and commercial mortgage-related activity and litigation [Member] | Subsquently repurchased [Member]
Disclosure of contingent liabilities [line items]
Revenue														500.0
US residential and commercial mortgage-related activity and litigation [Member] | Originated and sold to third parties by Acquired Subsidiary [Member] | RMBS Repurchase Requests [Member]
Disclosure of contingent liabilities [line items]
Revenue														19,400.0
Original unpaid principal balance at time of sale								£ 2,100.0
US residential and commercial mortgage-related activity and litigation [Member] | Sponsored securitisations [Member] | RMBS Repurchase Requests [Member]
Disclosure of contingent liabilities [line items]
Revenue														£ 5,000.0
Alternative trading systems and high-frequency trading [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2014, the NYAG filed a complaint (NYAG Complaint) against Barclays PLC and BCI in the Supreme Court of the State of New York alleging, amongst other things, that Barclays PLC and BCI engaged in fraud and deceptive practices in connection with LX, Barclays’ SEC-registered ATS. In February 2016, Barclays reached separate settlement agreements with the SEC and the NYAG to resolve those agencies’ claims against Barclays PLC and BCI relating to the operation of LX and paid $35m to each.
Information about contingent liabilities that disclosure is not practicable								The class actions seek unspecified monetary damages and injunctive relief. It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Alternative trading systems and high-frequency trading [Member] | Securities and Exchange Commission [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				£ 35.0
Alternative trading systems and high-frequency trading [Member] | New York Attorney General [Member] | Barclays Capital Inc [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements				£ 35.0
Electricity market action [Member]
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value											£ 139.3
Losses on litigation settlements								£ 29.0	£ 105.0
Electricity market action [Member] | Civil penalty [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements									70.0
Electricity market action [Member] | Disgorgement [Member]
Disclosure of contingent liabilities [line items]
Losses on litigation settlements									£ 35.0
American Depositary Shares [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								Barclays PLC, Barclays Bank PLC and various former members of Barclays Bank PLC's Board of Directors have been named as defendants in a securities class action consolidated in the SDNY that alleges misstatements and omissions in offering documents for certain American Depositary Shares issued by Barclays Bank PLC in April 2008 with an original face amount of approximately $2.5 billion (the April 2008 Offering). The plaintiffs assert claims under the Securities Act of 1933, alleging misstatements and omissions concerning (amongst other things) Barclays Bank PLC’s portfolio of mortgage-related (including US subprime-related) securities, Barclays Bank PLC’s exposure to mortgage and credit market risk, and Barclays Bank PLC’s financial condition. The plaintiffs have not specifically alleged the amount of their damages. In June 2016, the SDNY certified the action as a class action. In September 2017, the SDNY granted the defendants’ motion for summary judgment. The plaintiffs are appealing this decision.
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the action described on Barclays or what effect that it might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Issued capital																£ 2,500.0
Civil actions in respect of the US Anti-Terrorism Act [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								An amended civil complaint (the Amended Complaint), filed in the US Federal Court in the EDNY by a group of approximately 350 plaintiffs, alleges that Barclays Bank PLC and a number of other banks engaged in a conspiracy and violated the ATA by facilitating US dollar denominated transactions for the Government of Iran and various Iranian banks, which in turn funded Hezbollah and other attacks that injured or killed the plaintiffs’ family members. The plaintiffs seek to recover for pain, suffering and mental anguish pursuant to the provisions of the ATA, which allows for the tripling of any proven damages and attorneys' fees. Defendants have moved to dismiss the Amended Complaint. In November 2017, a separate civil complaint was filed in the US Federal Court in the SDNY by a group of approximately 160 plaintiffs, alleging claims under the ATA against Barclays Bank PLC and a number of other banks substantially similar to those in the Amended Complaint. The defendants have moved to dismiss this complaint.
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Portuguese Competition Authority investigation [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								The Portuguese Competition Authority is investigating whether competition law was infringed by the exchange of information about retail credit products amongst 15 banks in Portugal, including Barclays, over a period of 11 years with particular reference to mortgages, consumer lending and lending to small and medium enterprises. Barclays is cooperating with the investigation.
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the action described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period.
Period under investigation of competition law infringment								11 years
BDC Finance LLC [Member]
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In 2008, BDC filed a complaint in the NY Supreme Court alleging that Barclays Bank PLC breached the Agreement when it failed to transfer approximately $40m of alleged excess collateral in response to BDC’s 2008 demand (Demand).
Information about contingent liabilities that disclosure is not practicable								It is not currently practicable to provide an estimate of the financial impact of the actions described on Barclays or what effect they might have upon Barclays’ operating results, cash flows or financial position in any particular period. BDC has made claims against Barclays totalling $298m plus attorneys’ fees, expenses, and pre-judgement interest. This amount does not necessarily reflect Barclays’ potential financial exposure if a ruling were to be made against it.
Alleged excess collateral in response to demand													£ 40.0
Litigation settlements approved, value													£ 298.0
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax [Member] | Barclays PLC
Disclosure of contingent liabilities [line items]
Explanation of general nature of dispute and of reason for non-disclosure of information regarding contingent liability								In March 2018 HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and unless withdrawn by HMRC would correspond to assessments of approximately £184m, inclusive of interest, of which Barclays would expect to attribute an amount of approximately £130m to Barclays Bank UK PLC and £54m to Barclays Bank PLC. At Barclays’ request, HMRC is conducting a further review, and if the assessments are not withdrawn Barclays is able to challenge the assessments by initiating proceedings with the First Tier Tribunal (Tax Chamber).
Loss Contingency, Damages Sought, claimed amounts, Value	£ 54.0
Information about contingent liabilities that disclosure is not practicable								The total amount of the HMRC assessments is approximately £184m, inclusive of interest
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax [Member] | Barclays UK [member] | Barclays PLC
Disclosure of contingent liabilities [line items]
Loss Contingency, Damages Sought, claimed amounts, Value	£ 130.0